Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000074154
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Growth Fund
C000074155
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Income Fund
C000013702
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Balanced Growth Fund
C000074153
Average Annual Return [Line Items]
Line Graph and Table Measure Name		New Covenant Balanced Income Fund
Without Sales Load [Member] | C000074154
Average Annual Return [Line Items]
Average Annual Return, Percent		22.27%	11.60%	14.41%
Without Sales Load [Member] | C000074155
Average Annual Return [Line Items]
Average Annual Return, Percent		3.31%	0.40%	1.50%
Without Sales Load [Member] | C000013702
Average Annual Return [Line Items]
Average Annual Return, Percent		14.45%	7.19%	9.30%
Without Sales Load [Member] | C000074153
Average Annual Return [Line Items]
Average Annual Return, Percent		9.78%	4.34%	6.01%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		22.81%	12.30%	15.06%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		3.79%	0.08%	1.54%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		22.81%	12.30%	15.06%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		22.81%	12.30%	15.06%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		3.76%	0.97%	1.74%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		3.76%	0.97%	1.74%
60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60/40 Russell 3000 ™ & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		15.01%	7.87%	9.84%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		3.76%	0.97%	1.74%
35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		35/65 Russell 3000 & Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		10.26%	5.03%	6.50%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.